Purchases and other expenses - Restructuring and integration costs - Current and non-current (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Purchases and other expenses [abstract]
Restructuring and integration provision	€ 377	€ 375	€ 414	€ 498
o/w non-current provisions	251	185	225
o/w current provisions	€ 126	€ 190	€ 189